Note 7 - Income Taxes - Income (Loss) from Continuing Operations (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
US operations	$ (2,352,514)	$ (2,562,960)
Foreign operations	(85,359)	(131,704)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent, Total	$ (2,437,873)	$ (2,694,664)